Interests in other entities (Tables)	12 Months Ended
Mar. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of Interests in Joint Ventures

(EUR thousand)	As of March 31
	2022	2021	2020
Aggregate carrying amount of individually immaterial joint ventures and associates	2,650	2,744	2,892
Aggregate amount of the Group's share of:
Loss from continuing operations	(720)	(1,056)	(1,598)
Other comprehensive income	—	—	—
Total comprehensive loss	(720)	(1,056)	(1,598)

Disclosure of Interests in Associates

(EUR thousand)	As of March 31
	2022	2021	2020
Aggregate carrying amount of individually immaterial joint ventures and associates	2,650	2,744	2,892
Aggregate amount of the Group's share of:
Loss from continuing operations	(720)	(1,056)	(1,598)
Other comprehensive income	—	—	—
Total comprehensive loss	(720)	(1,056)	(1,598)

Disclosure of Other Investments

(EUR thousand)
	2022	2021	2020
Opening balance as of April 1	753	3	1,604
Additions	3,878	750	—
Fair value adjustment	150	—	—
Derecognition due to step acquisition	(900)	—	(1,600)
Exchange differences	—	—	(1)
Closing balance as of March 31	3,881	753	3